Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Cash Flows [Abstract]
Increase (decrease) in accounts receivable, related parties	$ 0	$ 2,000	$ (2,000)
Increase (decrease) in accounts payable, related parties	191	4,231	0
Increase (decrease) in accrued expenses and other current liabilities related parties	3,517	(2,599)	6,147
Increase (decrease) in deferred revenues related parties	(14,917)	251	44,805
Proceeds from issuance of redeemable convertible preferred stock ,related party	0	0	272,680
Proceeds from exercise of stock options ,related parties	$ 67,359	$ 0	$ 67,850